Royce Opportunity Select Fund
Royce Opportunity Select Fund

The Royce Fund

Supplement to the Prospectus Dated May 1, 2013

Royce Opportunity Select Fund

With respect to Royce Opportunity Select Fund, the sentence appearing directly below the bar chart under the heading “Calendar Year Total Returns” is hereby deleted in its entirety and replaced with the following:

During the period shown in the bar chart, the highest return for a calendar quarter was 18.10% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -26.25% (quarter ended 9/30/11).